Disclosure of detailed information about borrowings (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Nov. 30, 2019	Aug. 31, 2019
Disclosure of detailed information about borrowings [line items]
Convertible Notes, beginning balance		$ 16,075
Convertible Notes, ending balance		16,650	$ 16,075
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes, beginning balance		16,075	14,853
Transactions costs incurred	$ (1,049)		(79)
Interest payments			(1,374)
Accretion and interest incurred during the year		653	2,487
Loss (Gain) on embedded derivatives during the period		(78)	188
Convertible Notes, ending balance		$ 16,650	$ 16,075